Condensed Financial Information of Parent Company - Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 778,006	$ 113,156	¥ 164,684	¥ 100,109
Total current assets	916,303	133,271	307,678
TOTAL ASSETS	2,737,019	398,084	2,008,393
Current liabilities
Accrued expenses and other current liabilities	515,623	74,998	350,446
Total current liabilities	1,931,220	280,887	1,270,784
Non-current liabilities
Convertible notes			499,192
Promissory note, non-current portion			162,658
Derivative liabilities	63,942	9,300	18,218
TOTAL LIABILITIES	2,189,147	318,400	2,161,178
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares (par value of USD0.00005 per share; 100,000,000 and 1,000,000,000 shares authorized, 100,000,000 and 188,627,228 shares issued and 100,000,000 and 165,038,164 shares outstanding as of December 31, 2017 and 2018, respectively)	62	9	34
Additional paid-in capital	1,944,325	282,790	391,099
Statutory reserve	4,595	668
Accumulated other comprehensive income	68,214	9,921	15,718
Accumulated deficit	(1,469,303)	(213,701)	(679,613)
Total Puxin Limited shareholders’ (deficit) equity	547,893	79,687	(272,762)
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	2,737,019	398,084	2,008,393
Parent Company
Current assets
Cash and cash equivalents	437,613	63,648	4,406
Amounts due from subsidiaries and VIEs	867,467	126,168	470,552
Total current assets	1,305,080	189,816	474,958
TOTAL ASSETS	1,305,080	189,816	474,958
Current liabilities
Accrued expenses and other current liabilities	5,767	839	5,346
Promissory notes, current portion	171,888	25,000
Total current liabilities	177,655	25,839	5,346
Non-current liabilities
Convertible notes			348,992
Promissory note, non-current portion			162,658
Derivative liabilities	63,942	9,300	18,218
Investments deficit in subsidiaries and VIEs	515,590	74,990	212,506
TOTAL LIABILITIES	757,187	110,129	747,720
SHAREHOLDERS’ (DEFICIT) EQUITY
Ordinary shares (par value of USD0.00005 per share; 100,000,000 and 1,000,000,000 shares authorized, 100,000,000 and 188,627,228 shares issued and 100,000,000 and 165,038,164 shares outstanding as of December 31, 2017 and 2018, respectively)	62	9	34
Additional paid-in capital	1,944,325	282,790	391,099
Statutory reserve	4,595	668
Accumulated other comprehensive income	68,214	9,921	15,718
Accumulated deficit	(1,469,303)	(213,701)	(679,613)
Total Puxin Limited shareholders’ (deficit) equity	547,893	79,687	(272,762)
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	¥ 1,305,080	$ 189,816	¥ 474,958